Financial Instruments and Financial Risk Management - Schedule of Effect of Change in Commodity Prices on Profit (Loss) (Detail) - Commodity Price Risk $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($) USD_per_LB	Dec. 31, 2022 CAD ($) USD_per_LB
Disclosure of commodity price risk for financial instruments [line items]
Change in Profit Attributable to Shareholders	$ 34	$ 35
Copper
Disclosure of commodity price risk for financial instruments [line items]
Price | USD_per_LB	3.87	3.80
Change in Profit Attributable to Shareholders	$ 37	$ 52
Zinc
Disclosure of commodity price risk for financial instruments [line items]
Price | USD_per_LB	1.20	1.35
Change in Profit Attributable to Shareholders	$ (1)	$ 9
Steelmaking coal
Disclosure of commodity price risk for financial instruments [line items]
Change in Profit Attributable to Shareholders	$ 11	$ 9